Fees Summary	Dec. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,539,300.00
Previously Paid Amount	0.00
Total Fee Amount	1,869.78
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 1,869.78
Narrative - Max Aggregate Offering Price	$ 13,539,300.00
Final Prospectus	true